Warrants - Additional Information (Detail) - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	May 26, 2021
Share price	$ 10.00		$ 10.00
Public Warrants
Warrants and rights outstanding	5,833,333	0
Warrants exercisable term from the date of completion of business combination	30 days	30 days
Warrants exercisable term from the closing of IPO	12 months	12 months
Warrants and rights outstanding, term	5 years	5 years
Minimum lock In period to become effective after the closing of the initial business combination	60 days	60 days
Minimum lock In period for SEC registration from date of business combination	60 days	60 days
Class of warrants, redemption price per unit	$ 0.01	$ 0.01
Class of warrants, redemption notice period	30 days	30 days
Public Warrants | Share Price Equal or Exceeds Eighteen Rupees Per Dollar
Share price	$ 18.00	$ 18.00
Number of consecutive trading days for determining share price	20 days	20 days
Number of trading days for determining share price	30 days	30 days
Private Placement Warrants
Warrants and rights outstanding	181,667	0
Class A Common stock
Exercise price of warrants	$ 9.20	$ 9.20
Class A Common stock | Share Price Equal or Exceeds Eighteen Rupees Per Dollar
Share redemption trigger price	$ 18.00	$ 18.00
Class of warrant or right exercise price adjustment percentage higher of market value	180.00%	180.00%
Class A Common stock | Share Price Equal or Less Nine point Two Rupees Per Dollar
Share redemption trigger price	$ 9.20	$ 9.20
Class of warrant or right exercise price adjustment percentage higher of market value	115.00%	115.00%
Class A Common stock | Public Warrants
Exercise price of warrants	$ 11.50	$ 11.50
Minimum percentage gross proceeds required from issuance of equity	50.00%	50.00%
Class of warrant or right minimum notice period for redemption	20 days	20 days
Class A Common stock | Private Placement Warrants
Minimum lock In period to become effective after the closing of the initial business combination	30 days	30 days
Exercise price of warrants	$ 11.50	$ 11.50